UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2001
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      David P. Berkowitz
           --------------------------------------------------------
Address:   c/o Gotham Partners Management Co., L.L.C.
           --------------------------------------------------------
           110 East 42nd Street, 18th Floor
           --------------------------------------------------------
           New York, New York 10017
           --------------------------------------------------------

Form 13F File Number:  28-6906
                       --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      David P. Berkowitz
           --------------------------------------------------
Title:     Manager
           --------------------------------------------------
Phone:     212-286-0300
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ David P. Berkowitz      New York, New York             08/14/01
       ------------------------   ------------------------------  ----------



Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:


        Form 13F File Number    Name


           28-6906              David P. Berkowitz
         ----------             --------------------------


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                          Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             4
                                               -------------

Form 13F Information Table Entry Total:        17
                                               -------------

Form 13F Information Table Value Total:        $88,580
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


      No.           Form 13F File Number              Name


      1               28-6908                   William A. Ackman
    ------            ---------                 ------------------------------

      2               28-6904                   Section H. Partners, L.P.
    ------            -------                   ------------------------------

      3               28-7474                  Gotham International Advisors,
                                                   L.L.C.
    ------            -------                   ------------------------------

      4               28-5717                   Gotham Holdings Management,
                                                   L.L.C.
    ------            -------                   ------------------


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
                                                  Form 13F INFORMATION TABLE


              COLUMN 1                COLUMN 2    COLUMN 3 COLUMN 4      COLUMN 5      COLUMN 6  COLUMN 7          COLUMN 8
--------------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------------
                                                            VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
    NAME OF ISSUER                TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED    NONE
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- -------- -------
FIRST UN REAL EST EQ & MTG INVTS  SH BEN INT     337400105   7,842  3,409,569 SH     SHARED-OTHER     1,2,4       3,409,569
-----------------------------------------------------------------------------------------------------------------------------------
FIRST UN REAL EST EQ & MTG INVTS  SH BEN INT     337400105   5,592  2,431,664 SH     SHARED-OTHER     1,3         2,431,664
-----------------------------------------------------------------------------------------------------------------------------------
HALLWOOD RLTY PARTNERS L P        DEPOSIT UT NEW 40636T203  13,888    247,994 SH     SHARED-OTHER     1,2,4         247,994
-----------------------------------------------------------------------------------------------------------------------------------
OMEGA WORLDWIDE INC               COM            68210B108     326    123,144 SH     SHARED-OTHER     1,2,4         123,144
-----------------------------------------------------------------------------------------------------------------------------------
OMEGA WORLDWIDE INC               COM            68210B108   2,896  1,092,756 SH     SHARED-OTHER     1,3         1,092,756
-----------------------------------------------------------------------------------------------------------------------------------
VORNADO OPERATING CO              COM            92904N103     310    224,505 SH     SHARED-OTHER     1,2,4         224,505
-----------------------------------------------------------------------------------------------------------------------------------
VORNADO OPERATING CO              COM            92904N103     256    185,420 SH     SHARED-OTHER     1,3           185,420
-----------------------------------------------------------------------------------------------------------------------------------
KINDER MORGAN INC KANS            COM            49455P101   8,857    176,260 SH     SHARED-OTHER     1,2,4         176,260
-----------------------------------------------------------------------------------------------------------------------------------
IRON MTN INC PA                   COM            462846106  10,012    223,291 SH     SHARED-OTHER     1,2,4         223,291
-----------------------------------------------------------------------------------------------------------------------------------
IMPERIAL PKG CORP                 COM            453077109  10,516    452,304 SH     SHARED-OTHER     1,2,4         452,304
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IMPERIAL PKG CORP                 COM            453077109   2,644    113,739 SH     SHARED-OTHER     1,3           113,739
-----------------------------------------------------------------------------------------------------------------------------------
VISIBLE GENETICS INC              COM            92829S104   9,813    394,890 SH     SHARED-OTHER     1,2,4         394,890
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VISIBLE GENETICS INC              COM            92829S104   3,292    132,490 SH     SHARED-OTHER     1,3           132,490
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VORNADO RLTY TR                   SH BEN INT     929042109      31        800 SH     SHARED-OTHER     1,2,4             800
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R H DONNELLEY CORP                COM NEW        74955W307   4,070    127,200 SH     SHARED-OTHER     1,2,4        127, 200
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MCDONALDS CORP                    COM            580135101   8,134    300,600 SH     SHARED-OTHER     1,2,4         300,600
-----------------------------------------------------------------------------------------------------------------------------------
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CRIIMI MAE, INC.                  COM            226603108     101    163,100 SH     SHARED-OTHER     1,2,4         163,100
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CONFIDENTIAL PORTIONS OMITTED AND FILED SEPARATELY WITH THE SEC.
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